Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

The Group has not entered into any off-balance sheet financial guarantees or other off-balance sheet commitments to guarantee the payment obligations of any third parties. The Company has not entered into any derivative contracts that are indexed to the company’s shares and classified as shareholder’s equity or that are not reflected in the Company’s consolidated financial statements. Furthermore, the Group does not have any retained or contingent interest in assets transferred to an unconsolidated entity that serves as credit, liquidity or market risk support to such entity. The Company does not have any variable interest in any unconsolidated entity that provides financing, liquidity, market risk or credit support to us or engages in leasing, hedging or product development services with us.

The following table sets forth the Group’s contractual obligations as of December 31, 2024:

	Payments due by period
	Total	Within one year	Within 1-2 years	Over 2 years
	RMB
Operating lease payments	2,957,100	908,160	854,757	1,194,183
Bank borrowings	10,497,682	10,497,682	-	-
Loan from related parties	2,233,700	2,233,700	-	-
Loan from shareholders	8,655,800	8,655,800	-	-
Total	24,344,282	22,295,342	854,757	1,194,183

Other than as shown above, the Group did not have any significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2024.